FAIR VALUE MEASUREMENTS-The key inputs into the Monte Carlo Simulation for the warrants (Details) - Level 3	Mar. 31, 2026 Y $ / shares
Underlying stock price
FAIR VALUE MEASUREMENTS
Warrants within the subscripition agreement liability | $ / shares	10
Term (years)
FAIR VALUE MEASUREMENTS
Warrants within the subscripition agreement liability | Y	5
Risk-free rate
FAIR VALUE MEASUREMENTS
Warrants within the subscripition agreement liability	0.0385
Volatility
FAIR VALUE MEASUREMENTS
Warrants within the subscripition agreement liability	0.897